Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 loans	Dec. 31, 2013 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3,766	3,748
Modifications, Pre-Modification Recorded Investment	$ 343,760	$ 174,389
Post Modification Recorded Investment	343,643	173,040
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	18,971	14,802
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	13	16
Modifications, Pre-Modification Recorded Investment	17,565	15,527
Post Modification Recorded Investment	17,645	13,746
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(865)	(72)
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	37	57
Modifications, Pre-Modification Recorded Investment	48,403	31,238
Post Modification Recorded Investment	47,754	26,465
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,002	(1,191)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	80	47
Modifications, Pre-Modification Recorded Investment	130,818	18,072
Post Modification Recorded Investment	129,561	15,915
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6,728	(469)
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	4	0
Modifications, Pre-Modification Recorded Investment	11,358	0
Post Modification Recorded Investment	11,485	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(570)	0
Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	686	450
Modifications, Pre-Modification Recorded Investment	101,113	76,139
Post Modification Recorded Investment	100,634	80,234
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4,656	9,968
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	63	45
Modifications, Pre-Modification Recorded Investment	1,628	928
Post Modification Recorded Investment	1,632	900
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	361	271
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	1,723	2,096
Modifications, Pre-Modification Recorded Investment	14,207	16,622
Post Modification Recorded Investment	16,193	19,810
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,584	2,380
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	5	0
Modifications, Pre-Modification Recorded Investment	251	0
Post Modification Recorded Investment	250	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	67	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	1,032	951
Modifications, Pre-Modification Recorded Investment	17,814	15,474
Post Modification Recorded Investment	17,881	15,507
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3,935	3,864
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	18	11
Modifications, Pre-Modification Recorded Investment	278	122
Post Modification Recorded Investment	289	199
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	16	15
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	105	75
Modifications, Pre-Modification Recorded Investment	325	267
Post Modification Recorded Investment	319	264
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	57	36
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3,743	3,711
Modifications, Pre-Modification Recorded Investment	341,167	162,963
Post Modification Recorded Investment	340,790	163,197
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	18,540	14,128
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	13	10
Modifications, Pre-Modification Recorded Investment	17,565	10,729
Post Modification Recorded Investment	17,645	9,194
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(865)	(7)
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	37	55
Modifications, Pre-Modification Recorded Investment	48,403	29,975
Post Modification Recorded Investment	47,754	25,629
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,002	(1,047)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	80	46
Modifications, Pre-Modification Recorded Investment	130,818	15,947
Post Modification Recorded Investment	129,561	14,855
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6,728	(253)
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	4	0
Modifications, Pre-Modification Recorded Investment	11,358	0
Post Modification Recorded Investment	11,485	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(570)	0
PUERTO RICO | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	668	422
Modifications, Pre-Modification Recorded Investment	98,771	72,899
Post Modification Recorded Investment	98,031	76,839
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4,292	8,869
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	63	45
Modifications, Pre-Modification Recorded Investment	1,628	928
Post Modification Recorded Investment	1,632	900
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	361	271
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	1,723	2,096
Modifications, Pre-Modification Recorded Investment	14,207	16,622
Post Modification Recorded Investment	16,193	19,810
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,584	2,380
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	1,032	951
Modifications, Pre-Modification Recorded Investment	17,814	15,474
Post Modification Recorded Investment	17,881	15,507
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3,935	3,864
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	18	11
Modifications, Pre-Modification Recorded Investment	278	122
Post Modification Recorded Investment	289	199
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	16	15
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	105	75
Modifications, Pre-Modification Recorded Investment	325	267
Post Modification Recorded Investment	319	264
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	57	36
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	23	37
Modifications, Pre-Modification Recorded Investment	2,593	11,426
Post Modification Recorded Investment	2,853	9,843
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	431	674
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	6
Modifications, Pre-Modification Recorded Investment	0	4,798
Post Modification Recorded Investment	0	4,552
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(65)
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	2
Modifications, Pre-Modification Recorded Investment	0	1,263
Post Modification Recorded Investment	0	836
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(144)
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	1
Modifications, Pre-Modification Recorded Investment	0	2,125
Post Modification Recorded Investment	0	1,060
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(216)
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	18	28
Modifications, Pre-Modification Recorded Investment	2,342	3,240
Post Modification Recorded Investment	2,603	3,395
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	364	1,099
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	5	0
Modifications, Pre-Modification Recorded Investment	251	0
Post Modification Recorded Investment	250	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	67	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0